INVESTMENT IN FUNDS - SECURITIZE, INC. AND SUBSIDIARIES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Investment Holdings, Other than Securities [Line Items]
Cash and cash equivalents	$ 1	$ 1
Securitize, Inc. and Subsidiaries
Investment Holdings, Other than Securities [Line Items]
Cash and cash equivalents	14,459,817	24,871,555	$ 21,788,225
Securitize, Inc. and Subsidiaries | sVBILL Holdings
Investment Holdings, Other than Securities [Line Items]
Cash and cash equivalents	5,000,000	5,000,000
Securitize, Inc. and Subsidiaries | VBILL Holdings
Investment Holdings, Other than Securities [Line Items]
Cash and cash equivalents	$ 77,489	$ 14,813